Share-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of share based compensation expense allocated to cost of sales	20.00%
Percentage of share based compensation expense allocated to selling, general and administrative expense	80.00%
Share based compensation expense	$ 24,963	$ 19,676	$ 16,036
Aggregate intrinsic value of stock options and cash-based stock appreciation rights, outstanding	56,400	96,100	69,300
Aggregate intrinsic value of stock options and cash-based stock appreciation rights, exercised	56,400	96,100	69,300
Total intrinsic value of stock options and cash-based stock appreciation rights, exercised	$ 14,700	14,700	12,300
Unrecognized compensation cost, weighted-average period of recognition, years	3 years
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Performance share grant, period	12 months
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Performance share grant, period	36 months
Stock Options and Cash-Based Stock Appreciation Rights
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense	$ 6,801	$ 6,605	$ 5,611
Weighted-average fair values of stock options granted under the stock option Plan	$ 20.66	$ 14.23	$ 8.88
Share based compensation, estimated forfeiture percentage	16.00%
Share based compensation expense attributable to non-vested shares	$ 13,800
Restricted Share Awards, Restricted Share Units, and Cash-Based Restricted Share Unit Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense	$ 9,242	$ 7,850	$ 6,799
Share based compensation, estimated forfeiture percentage	4.50%
Share based compensation expense attributable to non-vested shares	$ 9,100
Unrecognized compensation cost, weighted-average period of recognition, years	2 years
Share based compensation, vesting period years	3 years
Total fair value of restricted stock grant	$ 9,900	7,500	7,800
Total fair value of restricted stock vested	19,900	17,000	6,200
Performance Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense attributable to non-vested shares	$ 5,700
Unrecognized compensation cost, weighted-average period of recognition, years	1 year
Total fair value of restricted stock grant	$ 10,000	3,800	5,300
Total fair value of restricted stock vested	10,500	3,600	5,900
Liability Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense	$ 3,000	$ 4,400	$ 4,300
Omnibus Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock authorized for issuance under the Plan	3,550,000
Shares available to be issued under the Plan	3,600,000